Velocity Commercial Capital Loan Trust 2021-3 ABS-15G

Exhibit 99.07

LOANUID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	3000176			XX/XX/2020	08/31/2021	11	0000000000N	0	0